Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MADISON FUNDS
Entity Central Index Key	0001040612
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Aggressive Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class A
Trading Symbol	MAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class A for the period of November 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$34	0.70%

[1] Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 51,103,337
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 52,860
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$51,103,337
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$52,860

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Large Cap Fund, Class R6	16.8%
Madison Core Bond Fund, Class R6	14.6%
Invesco S&P 500 Quality ETF	14.2%
Distillate U.S. Fundamental Stability & Value ETF	9.5%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	6.3%
Franklin FTSE Japan ETF	5.8%
iShares MSCI Emerging Markets Asia ETF	5.4%
SPDR S&P Bank ETF	4.7%
iShares Core S&P Small-Cap ETF	4.5%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	66.7%
Investment Companies	31.4%
Short-Term Investments	12.8%
Other Assets and Liabilities, Net	(10.9%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Diversified Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Diversified Income Fund
Class Name	Diversified Income Fund Class A
Trading Symbol	MBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$33	0.66%

[1] Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[2]
Net Assets	$ 126,995,205
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 132,213
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$126,995,205
# of Portfolio Holdings	20
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$132,213

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	22.9%
Madison Dividend Value ETF	18.3%
Madison Aggregate Bond ETF	17.6%
Madison Covered Call ETF	15.6%
SPDR Portfolio High Yield Bond ETF	9.9%
Janus Henderson Mortgage-Backed Securities ETF	5.0%
Global X MLP ETF	4.0%
Schwab U.S. Dividend Equity ETF	3.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.0%
Janus Henderson AAA CLO ETF	0.6%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.5%
Short-Term Investments	0.7%
Mortgage Backed Securities	0.0%
Collateralized Mortgage Obligations	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(0.2%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class A
Trading Symbol	MADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class A for the period of November 1, 2024 to April 30, 2025
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$56	1.16%

[1] Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%	[3]
Net Assets	$ 117,794,670
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 462,891
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class I
Trading Symbol	MDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.81%

[1] Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%	[4]
Net Assets	$ 117,794,670
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 462,891
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Cass R6
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class R6
Trading Symbol	MADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class R6 for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.72%

[1] Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[5]
Net Assets	$ 117,794,670
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 462,891
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class Y
Trading Symbol	BHBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$44	0.91%

[1] Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[6]
Net Assets	$ 117,794,670
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 462,891
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$117,794,670
# of Portfolio Holdings	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$462,891

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Automatic Data Processing, Inc.	4.6%
CME Group, Inc.	4.4%
NextEra Energy, Inc.	3.6%
Medtronic PLC	3.6%
Home Depot, Inc.	3.6%
Honeywell International, Inc.	3.5%
Johnson & Johnson	3.5%
Blackrock, Inc.	3.5%
Morgan Stanley	3.3%
Fastenal Co.	3.3%

Sector Allocation (% of Net Assets)

Industrials	19.7%
Financials	19.2%
Health Care	15.4%
Energy	9.1%
Consumer Discretionary	9.1%
Consumer Staples	7.3%
Information Technology	6.6%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	3.1%
Communication Services	2.8%
Short-Term Investments	2.1%
Materials	1.9%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class A
Trading Symbol	MNVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$57	1.16%

[1] Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[7]
Net Assets	$ 401,956,444
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,478,337
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class I
Trading Symbol	MIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$40	0.81%

[1] Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[8]
Net Assets	$ 401,956,444
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,478,337
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class R6
Trading Symbol	MNVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class R6 for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.73%

[1]   Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[9]
Net Assets	$ 401,956,444
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,478,337
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class Y
Trading Symbol	MINVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$45	0.91%

[1]   Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[10]
Net Assets	$ 401,956,444
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,478,337
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$401,956,444
# of Portfolio Holdings	31
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,478,337

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	7.4%
Arch Capital Group Ltd.	6.2%
Fiserv, Inc.	5.4%
Amazon.com, Inc.	4.7%
Progressive Corp.	4.3%
Alcon AG	4.0%
Visa, Inc., Class A	4.0%
Danaher Corp.	3.9%
PACCAR, Inc.	3.8%
Copart, Inc.	3.8%

Sector Allocation (% of Net Assets)

Financials	30.3%
Industrials	17.3%
Consumer Discretionary	14.9%
Information Technology	14.3%
Health Care	12.7%
Communication Services	9.3%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Moderate Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class A
Trading Symbol	MMDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moderate Allocation Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$35	0.71%

[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[11]
Net Assets	$ 86,718,858
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 90,251
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$86,718,858
# of Portfolio Holdings	18
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$90,251

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	27.1%
Madison Large Cap Fund, Class R6	13.0%
Invesco S&P 500 Quality ETF	11.1%
Distillate U.S. Fundamental Stability & Value ETF	7.0%
Vanguard FTSE Europe ETF	5.2%
Janus Henderson Mortgage-Backed Securities ETF	4.9%
Vanguard Information Technology ETF	4.6%
Franklin FTSE Japan ETF	4.4%
iShares MSCI Emerging Markets Asia ETF	4.0%
Schwab Intermediate-Term U.S. Treasury ETF	3.5%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	58.0%
Investment Companies	40.1%
Short-Term Investments	13.0%
Other Assets and Liabilities, Net	(11.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class A
Trading Symbol	MASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$64	1.35%

[1]	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.35%	[12]
Net Assets	$ 162,118,751
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 818,529
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class I
Trading Symbol	MSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	1.00%

[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%	[13]
Net Assets	$ 162,118,751
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 818,529
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class R6
Trading Symbol	MSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class R6 for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents.You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$43	0.91%

[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.91%	[14]
Net Assets	$ 162,118,751
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 818,529
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class Y
Trading Symbol	BVAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$52	1.10%

[1]	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%	[15]
Net Assets	$ 162,118,751
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 818,529
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$162,118,751
# of Portfolio Holdings	46
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$818,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.5%
Core & Main, Inc., Class A	3.9%
Globus Medical, Inc., Class A	3.3%
Simply Good Foods Co.	3.2%
Axis Capital Holdings Ltd.	3.2%
Box, Inc., Class A	3.2%
HealthEquity, Inc.	3.2%
Scotts Miracle-Gro Co.	3.0%
WillScot Holdings Corp.	2.8%
Option Care Health, Inc.	2.8%

Sector Allocation (% of Net Assets)

Information Technology	22.0%
Industrials	19.7%
Health Care	14.8%
Financials	12.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Short-Term Investments	6.3%
Materials	4.1%
Communication Services	2.4%
Other investments less than 1%	0.9%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Tax-Free National Fund Class Y
Shareholder Report [Line Items]
Fund Name	MadisonTax-Free National Fund
Class Name	Tax-Free National Fund Class Y
Trading Symbol	GTFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Free National Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$38	0.76%

[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[16]
Net Assets	$ 19,076,268
Holdings Count | Holdings	64
Advisory Fees Paid, Amount	$ 36,456
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$19,076,268
# of Portfolio Holdings	64
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$36,456

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.

Top Ten Holdings (% of Net Assets)

Mobile County , 5.000%, due 02/01/39	3.4%
City of Burlington WI , 4.000%, due 04/01/36	3.0%
Cook County School District No. 111 Burbank , 5.000%, due 12/01/35	2.9%
Vanderburgh County Redevelopment District, Tax Allocation , 5.000%, due 02/01/26	2.7%
Medical Center Educational Building Corp. , 5.000%, due 06/01/30	2.6%
Southampton County Industrial Development Authority , 5.000%, due 06/01/35	2.5%
West Virginia Economic Development Authority , 5.000%, due 07/01/37	2.4%
Eastern Kentucky University , 5.000%, due 04/01/33	2.3%
Hialeah Utility System , 5.000%, due 10/01/35	2.2%
El Paso County Facilities Corp. , 5.000%, due 12/01/27	2.2%

Portfolio Allocation (% of Net Assets)

Municipal Bonds	98.5%
Other Assets and Liabilities, Net	1.5%

Exposure Basis Explanation [Text Block]	The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Conservative Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class A
Trading Symbol	MCNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conservative Allocation Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents.You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents.
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$35	0.71%

[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[17]
Net Assets	$ 39,733,359
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 41,264
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$39,733,359
# of Portfolio Holdings	19
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$41,264

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	42.4%
Madison Large Cap Fund, Class R6	8.0%
Schwab Intermediate-Term U.S. Treasury ETF	8.0%
Janus Henderson Mortgage-Backed Securities ETF	8.0%
Invesco S&P 500 Quality ETF	7.0%
Distillate U.S. Fundamental Stability & Value ETF	4.6%
Vanguard FTSE Europe ETF	2.8%
Franklin FTSE Japan ETF	2.4%
iShares MSCI Emerging Markets Asia ETF	2.3%
Vanguard Short-Term Corporate Bond ETF	2.2%

Portfolio Allocation (% of Net Assets)

Investment Companies	50.4%
Exchange Traded Funds	48.1%
Short-Term Investments	5.0%
Other Assets and Liabilities, Net	(3.5%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class A
Trading Symbol	MBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$43	0.85%

[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[18]
Net Assets	$ 201,554,055
Holdings Count | Holdings	386
Advisory Fees Paid, Amount	$ 384,440
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class I
Trading Symbol	MBOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$25	0.50%

[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[19]
Net Assets	$ 201,554,055
Holdings Count | Holdings	386
Advisory Fees Paid, Amount	$ 384,440
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Class R6
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class R6
Trading Symbol	MBORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class R6 for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$21	0.42%

[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[20]
Net Assets	$ 201,554,055
Holdings Count | Holdings	386
Advisory Fees Paid, Amount	$ 384,440
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class Y
Trading Symbol	MBOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$30	0.60%

[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[21]
Net Assets	$ 201,554,055
Holdings Count | Holdings	386
Advisory Fees Paid, Amount	$ 384,440
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$201,554,055
# of Portfolio Holdings	386
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$384,440

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.625%, due 09/30/28	2.4%
U.S. Treasury Notes , 4.000%, due 02/29/28	2.1%
U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
U.S. Treasury Bonds , 3.750%, due 08/15/41	1.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	1.9%
U.S. Treasury Notes , 4.000%, due 02/15/34	1.6%
Federal National Mortgage Association , 5.500%, due 07/01/53	1.6%
Federal National Mortgage Association , 5.000%, due 12/01/52	1.5%
Federal Home Loan Mortgage Corp. , 2.500%, due 01/01/52	1.4%
U.S. Treasury Notes , 4.625%, due 06/15/27	1.3%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.7%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	24.7%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	2.6%
Asset Backed Securities	2.6%
Short-Term Investments	1.7%
Commercial Mortgage-Backed Securities	1.7%
Other Assets and Liabilities, Net	0.3%

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class A
Trading Symbol	MENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$60	1.26%

[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.26%	[22]
Net Assets	$ 193,182,889
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 930,529
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class I
Trading Symbol	MENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$46	0.96%

[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%	[23]
Net Assets	$ 193,182,889
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 930,529
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class R6
Trading Symbol	MENRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class R6 for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$42	0.88%

[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[24]
Net Assets	$ 193,182,889
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 930,529
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class Y
Trading Symbol	MENYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$48	1.01%

[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.01%	[25]
Net Assets	$ 193,182,889
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 930,529
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$193,182,889
# of Portfolio Holdings	72
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$930,529

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Las Vegas Sands Corp.	4.1%
Barrick Gold Corp.	3.8%
Medtronic PLC	3.8%
American Tower Corp.	3.4%
ConocoPhillips	3.2%
CVS Health Corp.	3.1%
AES Corp.	3.1%
Dollar Tree, Inc.	3.1%
Honeywell International, Inc.	2.8%
Matador Resources Co.	2.8%

Sector Allocation (% of Net Assets)

Short-Term Investments	16.1%
Health Care	15.5%
Information Technology	15.3%
Consumer Staples	13.0%
Energy	10.7%
Consumer Discretionary	5.7%
Communication Services	5.0%
Industrials	4.8%
Financials	4.7%
Materials	3.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Utilities	3.1%
Other Assets and Liabilities, Net	(1.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
High Quality Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class I
Trading Symbol	MIIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Quality Bond Fund Class I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$21	0.41%

[1]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[26]
Net Assets	$ 57,874,734
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 83,932
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$57,874,734
# of Portfolio Holdings	51
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$83,932

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.875%, due 10/31/28	4.5%
U.S. Treasury Notes , 3.625%, due 05/31/28	4.3%
U.S. Treasury Notes , 4.000%, due 07/31/30	3.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	3.9%
U.S. Treasury Notes , 3.875%, due 12/31/29	3.9%
U.S. Treasury Notes , 4.500%, due 05/31/29	3.6%
U.S. Treasury Notes , 4.000%, due 06/30/28	3.5%
U.S. Treasury Notes , 4.000%, due 07/31/29	3.5%
U.S. Treasury Notes , 4.000%, due 02/29/28	3.5%
U.S. Treasury Notes , 3.875%, due 09/30/29	3.5%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	60.9%
Corporate Notes and Bonds	36.4%
Short-Term Investments	2.2%
Foreign Corporate Bonds	1.3%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
High Quality Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class Y
Trading Symbol	MIIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Quality Bond Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$25	0.50%

[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[27]
Net Assets	$ 57,874,734
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 83,932
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$57,874,734
# of Portfolio Holdings	51
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$83,932

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes , 4.875%, due 10/31/28	4.5%
U.S. Treasury Notes , 3.625%, due 05/31/28	4.3%
U.S. Treasury Notes , 4.000%, due 07/31/30	3.9%
U.S. Treasury Notes , 3.875%, due 11/30/29	3.9%
U.S. Treasury Notes , 3.875%, due 12/31/29	3.9%
U.S. Treasury Notes , 4.500%, due 05/31/29	3.6%
U.S. Treasury Notes , 4.000%, due 06/30/28	3.5%
U.S. Treasury Notes , 4.000%, due 07/31/29	3.5%
U.S. Treasury Notes , 4.000%, due 02/29/28	3.5%
U.S. Treasury Notes , 3.875%, due 09/30/29	3.5%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	60.9%
Corporate Notes and Bonds	36.4%
Short-Term Investments	2.2%
Foreign Corporate Bonds	1.3%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class A
Trading Symbol	MERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class A for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	1.35%

[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%	[28]
Net Assets	$ 2,077,283,385
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 6,998,204
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class I
Trading Symbol	MDCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.80%

[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[29]
Net Assets	$ 2,077,283,385
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 6,998,204
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class R6
Trading Symbol	MMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class R6 for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents.
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.72%

[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[30]
Net Assets	$ 2,077,283,385
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 6,998,204
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class Y
Trading Symbol	GTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class Y for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Expense Example	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$44	0.90%

[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[31]
Net Assets	$ 2,077,283,385
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 6,998,204
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2025)
Total Net Assets	$2,077,283,385
# of Portfolio Holdings	34
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,998,204

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.7%
Gartner, Inc.	5.8%
Ross Stores, Inc.	5.5%
Brown & Brown, Inc.	5.3%
Copart, Inc.	4.9%
Carlisle Cos., Inc.	4.7%
Amphenol Corp., Class A	4.7%
CDW Corp.	4.0%
PACCAR, Inc.	3.7%
Labcorp Holdings, Inc.	3.3%

Sector Allocation (% of Net Assets)

Financials	24.3%
Information Technology	23.5%
Industrials	18.6%
Consumer Discretionary	13.6%
Health Care	8.2%
Communication Services	6.2%
Short-Term Investments	3.8%
Consumer Staples	1.7%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents

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